Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenue	$ 830	$ 837	$ 3,550	$ 3,598	$ 3,440
Cost of Products Sold	407	401	1,700	1,794	1,672
Gross Profit	423	436	1,850	1,804	1,768
Selling, General and Administrative Expenses	248	244	980	1,033	1,067
Research and Development Expenses	48	47	192	164	146
Restructuring and Acquisition Integration Charges	11	2	18	33	64
Gain on the Sale of Assets					(13)
Reserve for Expected Government Settlement			41
Operating Income	116	143	619	574	504
Interest Expense and Other, Net	20	19	76	87	79
Income Before Income Tax	96	124	543	487	425
Provision for Income Tax	18	37	154	126	126
Income from Continuing Operations	78	87	389	361	299
Discontinued Operations:
Loss from the Disposal of Discontinued Businesses, Net of Tax				(78)	(45)
Income (Loss) from the Operations of Discontinued Businesses, Net of Tax			(4)	10	(5)
Loss from Discontinued Operations, Net of Tax	0	(3)	(4)	(68)	(50)
Net Income	$ 78	$ 84	$ 385	$ 293	$ 249
Basic Earnings (Loss) per Common Share:
Continuing Operations (usd per share)	$ 0.36	$ 0.39	$ 1.76	$ 1.62	$ 1.34
Discontinued Operations (usd per share)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.31)	$ (0.23)
Basic Earnings per Common Share	$ 0.36	$ 0.38	$ 1.74	$ 1.31	$ 1.11
Diluted Earnings (Loss) per Common Share:
Continuing Operations (usd per share)	$ 0.36	$ 0.39	$ 1.74	$ 1.60	$ 1.32
Discontinued Operations (usd per share)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.30)	$ (0.22)
Diluted Earnings per Common Share	$ 0.36	$ 0.37	$ 1.72	$ 1.30	$ 1.10
Weighted-Average Number of Common Shares Outstanding:
Basic (shares)	214.0	221.9	221.2	223.7	222.8
Diluted (shares)	217.4	224.4	224.0	226.0	225.1